Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Derivative financial assets	£ 293,530	£ 256,836
Reverse repurchase agreements and other similar secured lending at amortised cost	4,734	2,594
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liabilities	(279,415)	(250,044)
Repurchase agreements and other similar secured borrowing at amortised cost	(39,415)	(41,601)
Settlements assets liabilities offset amounts	25,133	29,297
Financial liabilities subject to offsetting
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(1,050,519)	(1,028,649)
Amounts offset	602,413	582,105
Net amounts reported on the balance sheet	(448,106)	(446,544)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	230,434	198,809
Financial collateral	202,926	231,314
Net amount	14,746	16,421
Amounts not subject to enforceable netting arrangements	(26,330)	(30,816)
Total liabilities	(474,436)	(477,360)
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(318,897)	(297,449)
Amounts offset	46,040	54,241
Net amounts reported on the balance sheet	(272,857)	(243,208)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	230,434	198,809
Financial collateral	27,677	27,978
Net amount	14,746	16,421
Amounts not subject to enforceable netting arrangements	(6,558)	(6,836)
Derivative liabilities	(279,415)	(250,044)
Cash collateral pledged	23,126	24,260
Non-cash assets pledged as collateral	4,551	3,718
Derivatives | Cash collateral netted
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	6,293	9,067
Repurchase agreements and other similar secured borrowing
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(731,622)	(731,200)
Amounts offset	556,373	527,864
Net amounts reported on the balance sheet	(175,249)	(203,336)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	0	0
Financial collateral	175,249	203,336
Net amount	0	0
Amounts not subject to enforceable netting arrangements	(19,772)	(23,980)
Repurchase agreements and other similar secured borrowing at amortised cost	(195,021)	(227,316)
Repurchase agreements and other similar secured borrowing | Financial liabilities at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	155,606	185,715
Repurchase agreements and other similar secured borrowing | Financial liabilities at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	39,415	41,601
Financial assets subject to offsetting
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	1,036,367	984,604
Amounts offset	(603,580)	(583,645)
Net amounts reported on the balance sheet	432,787	400,959
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(230,434)	(198,809)
Financial collateral	(187,940)	(190,135)
Net amount	14,413	12,015
Amounts not subject to enforceable netting arrangements	7,250	7,602
Total assets	440,037	408,561
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	334,885	307,429
Amounts offset	(47,207)	(55,781)
Net amounts reported on the balance sheet	287,678	251,648
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(230,434)	(198,809)
Financial collateral	(43,270)	(41,247)
Net amount	13,974	11,592
Amounts not subject to enforceable netting arrangements	5,852	5,188
Derivative financial assets	293,530	256,836
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Cash collateral	30,637	31,211
Non-cash collateral received subject to enforceable master netting arrangements or similar agreement not set off against financial assets	12,633	10,036
Derivatives | Cash collateral netted
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Amounts offset	(5,126)	(7,527)
Reverse repurchase agreements and other similar secured lending
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	701,482	677,175
Amounts offset	(556,373)	(527,864)
Net amounts reported on the balance sheet	145,109	149,311
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	0	0
Financial collateral	(144,670)	(148,888)
Net amount	439	423
Amounts not subject to enforceable netting arrangements	1,398	2,414
Reverse repurchase agreements and other similar secured lending at amortised cost	146,507	151,725
Reverse repurchase agreements and other similar secured lending | Net gains on financial instruments designated at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	141,773	149,131
Reverse repurchase agreements and other similar secured lending | Financial assets at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	£ 4,734	£ 2,594